ROYALTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Royalty Interests [Abstract]
Disclosure of detailed information about royalty interest [Table Text Block]

Balance as at December 31, 2017	$21,943
Adjusted for:
Depletion	(1,732)
Impairment of royalty interest	(7,256)
Cumulative translation adjustments	1,391
Balance as at December 31, 2018	14,346
Adjusted for:
Additions	560
Depletion	(802)
Cumulative translation adjustments	(616)
Balance as at December 31, 2019	$13,488